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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

August 24, 2016

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Sector Rotation Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
On behalf of the Sector Rotation Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a Supplement dated August 3, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information which was filed with the Securities and Exchange Commission on January 28, 2016.
If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase